Consolidated Balance Sheets In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash and cash deposits:
Cash and cash equivalents	$ 19,579	$ 12,333	¥ 1,620,340	¥ 1,020,647
Time deposits	4,101		339,419	196,909
Deposits with stock exchanges and other segregated cash	2,304		190,694	134,688
Cash and cash deposits, Total	25,984		2,150,453	1,352,244
Loans and receivables:
Loans receivable (including 692,232 million and 554,180 million ($6,696 million) measured at fair value by applying the fair value option in 2010 and 2011, respectively)	15,361		1,271,284	1,310,375
Receivables from customers	396		32,772	59,141
Receivables from other than customers	11,221		928,626	707,623
Allowance for doubtful accounts	(59)	(66)	(4,860)	(5,425)
Loans and receivables, Total	26,919		2,227,822	2,071,714
Collateralized agreements:
Securities purchased under agreements to resell (including 904,126 million ($10,925 million) measured at fair value by applying the fair value option in 2011)	115,498		9,558,617	7,073,926
Securities borrowed	67,638		5,597,701	5,393,287
Collateralized agreements, Total	183,136		15,156,318	12,467,213
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of 3,921,863 million and 4,621,042 million ($55,837 million) in 2010 and 2011, respectively; including 18,546 million and 15,444 million ($187 million) measured at fair value by applying the fair value option in 2010 and 2011, respectively)	180,673		14,952,511	14,374,028
Private equity investments (including 61,918 million and 62,553 million ($756 million) measured at fair value by applying the fair value option in 2010 and 2011, respectively)	3,497		289,420	326,254
Trading assets and private equity investments, Total	184,170		15,241,931	14,700,282
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of 273,616 million in 2010 and 300,075 million ($3,626 million) in 2011)	4,737		392,036	357,194
Non-trading debt securities	7,151		591,797	308,814
Investments in equity securities	1,100		91,035	122,948
Investments in and advances to affiliated companies	3,300		273,105	251,273
Other	6,869		568,493	598,746
Other assets, Total	23,157		1,916,466	1,638,975
Total assets	443,366		36,692,990	32,230,428
LIABILITIES AND EQUITY
Short-term borrowings (including 103,975 million and 183,524 million ($2,218 million) measured at fair value by applying the fair value option in 2010 and 2011, respectively)	14,102		1,167,077	1,301,664
Payables and deposits:
Payables to customers	10,638		880,429	705,302
Payables to other than customers	4,962		410,679	374,522
Deposits received at banks	9,818		812,500	448,595
Payables and deposits, Total	25,418		2,103,608	1,528,419
Collateralized financing:
Securities sold under agreements to repurchase (including 332,337 million ($4,016 million) measured at fair value by applying the fair value option in 2011)	130,665		10,813,797	8,078,020
Securities loaned	20,664		1,710,191	1,815,981
Other secured borrowings	14,046		1,162,450	1,322,480
Collateralized financing, Total	165,375		13,686,438	11,216,481
Trading liabilities	104,990		8,688,998	8,356,806
Other liabilities	6,673		552,316	494,983
Long-term borrowings (including 1,839,251 million and 2,300,606 million ($27,799 million) measured at fair value by applying the fair value option in 2010 and 2011, respectively)	101,534		8,402,917	7,199,061
Total liabilities	418,092		34,601,354	30,097,414
Commitments and contingencies (Note 20)
Common stock
No par value share; Authorized-6,000,000,000 shares in 2010 and 2011 Issued-3,719,133,241 shares in 2010 and 2011 Outstanding-3,669,044,614 shares in 2010 and 3,600,886,932 shares in 2011	7,183		594,493	594,493
Additional paid-in capital	7,810		646,315	635,828
Retained earnings	12,921		1,069,334	1,074,213
Accumulated other comprehensive loss	(1,567)		(129,696)	(109,132)
Total NHI shareholders' equity before treasury stock	26,347		2,180,446	2,195,402
Common stock held in treasury, at cost-50,088,627 shares in 2010 and 118,246,309 shares in 2011	(1,181)		(97,692)	(68,473)
Total NHI shareholders' equity	25,166		2,082,754	2,126,929
Noncontrolling interests	108		8,882	6,085
Total equity	25,274		2,091,636	2,133,014
Total liabilities and equity	$ 443,366		¥ 36,692,990	¥ 32,230,428